SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 1.4%
----------------------------------------------------------------------
Getty Images, Inc.(1)                          21,000      $   551,670
Harte-Hanks Communications, Inc.               30,000          742,800
----------------------------------------------------------------------
                                                           $ 1,294,470
----------------------------------------------------------------------
Auto and Parts -- 1.2%
----------------------------------------------------------------------
Gentex Corp.(1)                                40,000      $ 1,079,600
----------------------------------------------------------------------
                                                           $ 1,079,600
----------------------------------------------------------------------
Banks - Regional -- 0.3%
----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                      8,000      $   270,800
----------------------------------------------------------------------
                                                           $   270,800
----------------------------------------------------------------------
Biotechnology -- 0.9%
----------------------------------------------------------------------
Genzyme Transgenics Corp.(1)                   12,000      $   117,000
Human Genome Sciences, Inc.(1)                  7,000          417,620
Vertex Pharmaceuticals, Inc.(1)                 6,000          291,000
----------------------------------------------------------------------
                                                           $   825,620
----------------------------------------------------------------------
Broadcasting and Cable -- 0.3%
----------------------------------------------------------------------
Pegasus Communications Corp.(1)                15,000      $   260,100
----------------------------------------------------------------------
                                                           $   260,100
----------------------------------------------------------------------
Broadcasting and Radio -- 3.1%
----------------------------------------------------------------------
Cox Radio, Inc.(1)                             35,000      $   974,750
Entercom Communications Corp.(1)               35,000        1,876,000
----------------------------------------------------------------------
                                                           $ 2,850,750
----------------------------------------------------------------------
Business Services -- 8.1%
----------------------------------------------------------------------
DiamondCluster International, Inc.(1)          30,000      $   346,800
Exult, Inc.(1)                                 12,000          201,000
Fair, Isaac and Co., Inc.                      15,000          930,000
Forrester Research, Inc.(1)                    50,000        1,128,000
Heidrick and Struggles International,
Inc.(1)                                        32,500          650,000
Hotel Reservations Network, Inc.(1)             7,000          347,410
I-many, Inc.(1)                                20,000          264,800
Iron Mountain, Inc.(1)                         30,000        1,344,900
On Assignment, Inc.(1)                         20,000          360,000
Pivotal Corp.(1)                               35,000          600,250
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Business Services (continued)
----------------------------------------------------------------------
United Stationers, Inc(1)                      45,000      $ 1,381,950
----------------------------------------------------------------------
                                                           $ 7,555,110
----------------------------------------------------------------------
Chemicals -- 1.0%
----------------------------------------------------------------------
Solutia, Inc.                                  70,000      $   920,500
----------------------------------------------------------------------
                                                           $   920,500
----------------------------------------------------------------------
Communications Equipment -- 1.5%
----------------------------------------------------------------------
Brooktrout, Inc.(1)                            11,000      $    79,750
Centillium Communications, Inc.(1)             15,000          400,320
Tekelec(1)                                     35,000          930,650
----------------------------------------------------------------------
                                                           $ 1,410,720
----------------------------------------------------------------------
Communications Services -- 0.6%
----------------------------------------------------------------------
SpeechWorks International, Inc.(1)             35,000      $   510,650
----------------------------------------------------------------------
                                                           $   510,650
----------------------------------------------------------------------
Computer Software -- 7.1%
----------------------------------------------------------------------
HNC Software, Inc.(1)                           7,000      $   152,250
Interwoven, Inc.(1)                            52,000          936,000
Netegrity, Inc.(1)                             25,000          795,000
Numerical Technologies, Inc.(1)                27,000          536,220
Precise Software Solutions Ltd.(1)             40,000        1,218,800
Retek, Inc.(1)                                 31,075        1,342,440
SERENA Software, Inc.(1)                       43,000        1,599,600
----------------------------------------------------------------------
                                                           $ 6,580,310
----------------------------------------------------------------------
Drugs -- 4.3%
----------------------------------------------------------------------
Adolor Corp.(1)                                17,000      $   369,750
Alkermes, Inc.(1)                              12,000          419,400
Aradigm Corp.(1)                               80,000          523,200
Cell Therapeutics, Inc.(1)                      7,000          190,400
Cephalon, Inc.(1)                               8,000          572,000
Corvas International, Inc.(1)                  25,000          295,750
POZEN, Inc.(1)                                 45,000          465,300
Tanox, Inc.(1)                                 13,500          404,325
Taro Pharmaceutical Industries Ltd.(1)          3,000          269,340
ViroPharma, Inc.(1)                            15,000          458,250
----------------------------------------------------------------------
                                                           $ 3,967,715
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Education -- 5.6%
----------------------------------------------------------------------
Apollo Group, Inc.(1)                          35,000      $ 1,483,650
Career Education Corp.(1)                      30,000        1,791,000
Corinthian Colleges, Inc.(1)                   10,000          473,800
DeVry, Inc.(1)                                 32,000        1,156,800
Edison Schools, Inc.(1)                        15,000          334,650
----------------------------------------------------------------------
                                                           $ 5,239,900
----------------------------------------------------------------------
Electrical Equipment -- 1.9%
----------------------------------------------------------------------
Pemstar, Inc.(1)                               85,000      $ 1,138,150
Plexus Corp.(1)                                20,000          624,000
----------------------------------------------------------------------
                                                           $ 1,762,150
----------------------------------------------------------------------
Electronics - Instruments -- 0.7%
----------------------------------------------------------------------
Cognex Corp.(1)                                22,000      $   647,020
----------------------------------------------------------------------
                                                           $   647,020
----------------------------------------------------------------------
Electronics - Semiconductors -- 7.2%
----------------------------------------------------------------------
Alpha Industries, Inc.(1)                      50,000      $ 1,412,000
Applied Micro Circuits Corp.(1)                13,556          240,077
Bell Microproducts, Inc.(1)                    65,000          669,500
Dupont Photomasks, Inc.(1)                     12,000          582,480
Elantec Semiconductor, Inc.(1)                 24,000          804,000
Exar Corp.(1)                                  14,000          282,660
Micrel, Inc.(1)                                20,000          593,800
Microchip Technology, Inc.(1)                  15,750          507,150
Millipore Corp.                                12,000          743,760
Pixelworks, Inc.(1)                            15,000          514,350
Vitesse Semiconductor Corp.(1)                 15,000          316,650
----------------------------------------------------------------------
                                                           $ 6,666,427
----------------------------------------------------------------------
Foods -- 0.2%
----------------------------------------------------------------------
Flowers Foods, Inc.(1)                          6,000      $   187,800
----------------------------------------------------------------------
                                                           $   187,800
----------------------------------------------------------------------
Gaming -- 0.3%
----------------------------------------------------------------------
Anchor Gaming(1)                                5,000      $   295,250
----------------------------------------------------------------------
                                                           $   295,250
----------------------------------------------------------------------
Health Services -- 3.9%
----------------------------------------------------------------------
MedQuist, Inc.(1)                               1,155      $    35,262
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Health Services (continued)
----------------------------------------------------------------------
MiniMed, Inc.(1)                               22,000      $ 1,035,320
Province Healthcare Co.(1)                     42,000        1,481,340
Renal Care Group, Inc.(1)                      35,000        1,069,250
----------------------------------------------------------------------
                                                           $ 3,621,172
----------------------------------------------------------------------
Information Services -- 5.7%
----------------------------------------------------------------------
Acxiom Corp.(1)                                45,000      $   571,500
BISYS Group, Inc. (The)(1)                     27,000        1,617,300
Cerner Corp.(1)                                13,000          558,350
IntraNet Solutions, Inc.(1)                    20,000          732,000
Ixia(1)                                        38,000          659,300
Renaissance Learning, Inc.(1)                   7,600          389,880
Sapient Corp.(1)                               75,000          731,250
----------------------------------------------------------------------
                                                           $ 5,259,580
----------------------------------------------------------------------
Internet - Software -- 0.9%
----------------------------------------------------------------------
MatrixOne, Inc.(1)                             40,000      $   822,000
----------------------------------------------------------------------
                                                           $   822,000
----------------------------------------------------------------------
Internet Services -- 1.6%
----------------------------------------------------------------------
F5 Networks, Inc.                              18,000      $   327,614
Multex.com, Inc.(1)                            35,000          560,000
WebEx Communications, Inc.(1)                  23,000          613,180
----------------------------------------------------------------------
                                                           $ 1,500,794
----------------------------------------------------------------------
Investment Services -- 2.6%
----------------------------------------------------------------------
Downey Financial Corp.                         10,000      $   480,000
Waddell & Reed Financial, Inc., Class A        60,000        1,913,400
----------------------------------------------------------------------
                                                           $ 2,393,400
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 5.1%
----------------------------------------------------------------------
Abgenix, Inc.(1)                               20,000      $   872,200
Aviron(1)                                      10,200          585,378
deCode Genetics, Inc.(1)                       50,000          473,500
Incyte Genomics, Inc.(1)                       15,000          333,750
Myriad Genetics, Inc.(1)                        6,000          379,680
PRAECIS Pharmaceuticals, Inc.(1)               42,000          598,500
Regeneron Pharmaceuticals, Inc.(1)             10,000          341,700
Sequenom, Inc.(1)                              40,000          504,000

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Medical - Biomed / Genetics (continued)
----------------------------------------------------------------------
XOMA Ltd.(1)                                   40,000      $   682,400
----------------------------------------------------------------------
                                                           $ 4,771,108
----------------------------------------------------------------------
Medical Products -- 6.8%
----------------------------------------------------------------------
ArthroCare Corp.(1)                            28,000      $   730,800
Cytyc Corp.(1)                                 45,000        1,037,250
Haemonetics Corp.(1)                           30,000          915,000
Novoste Corp.(1)                               67,000        1,708,500
Resmed, Inc.(1)                                 8,000          412,400
Thoratec Laboratories Corp.(1)                100,931        1,564,430
----------------------------------------------------------------------
                                                           $ 6,368,380
----------------------------------------------------------------------
Medical Services -- 0.4%
----------------------------------------------------------------------
Stericycle, Inc.(1)                             8,000      $   375,600
----------------------------------------------------------------------
                                                           $   375,600
----------------------------------------------------------------------
Metals - Industrial -- 0.7%
----------------------------------------------------------------------
Shaw Group, Inc.(1)                            17,100      $   685,710
----------------------------------------------------------------------
                                                           $   685,710
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.9%
----------------------------------------------------------------------
Core Laboratories N.V.(1)                      55,000      $ 1,043,350
Oceaneering International, Inc.(1)             15,000          300,000
Roper Industries, Inc.                          7,000          295,540
Torch Offshore, Inc.(1)                         8,900           88,555
Varco International, Inc.(1)                   22,050          410,130
Veritas DGC, Inc.(1)                           20,000          555,000
----------------------------------------------------------------------
                                                           $ 2,692,575
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 3.6%
----------------------------------------------------------------------
Louis Dreyfus Natural Gas(1)                   15,940      $   555,350
Newfield Exploration Co.(1)                    20,000          641,200
Noble Affiliates, Inc.                         20,000          704,000
Stone Energy Corp.(1)                          10,000          444,900
Vintage Petroleum, Inc.                        21,000          391,230
XTO Energy, Inc.                               45,000          652,500
----------------------------------------------------------------------
                                                           $ 3,389,180
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Publishing -- 0.5%
----------------------------------------------------------------------
Belo (A.H.) Corp.                              25,000      $   473,750
----------------------------------------------------------------------
                                                           $   473,750
----------------------------------------------------------------------
Retail - Electronics -- 0.6%
----------------------------------------------------------------------
Tweeter Home Entertainment Group,
Inc.(1)                                        15,000      $   525,300
----------------------------------------------------------------------
                                                           $   525,300
----------------------------------------------------------------------
Retail - Food and Drug -- 2.7%
----------------------------------------------------------------------
Duane Reade, Inc.(1)                           13,000      $   424,450
Sonic Corp.(1)                                 45,000        1,426,500
Whole Foods Market, Inc.(1)                    24,000          648,240
----------------------------------------------------------------------
                                                           $ 2,499,190
----------------------------------------------------------------------
Retail - Restaurants -- 1.5%
----------------------------------------------------------------------
Applebee's International, Inc.                 37,500      $ 1,134,375
California Pizza Kitchen, Inc.(1)               8,000          188,000
RARE Hospitality International, Inc.(1)         5,000          111,000
----------------------------------------------------------------------
                                                           $ 1,433,375
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 2.4%
----------------------------------------------------------------------
Callaway Golf Co.                              17,000      $   270,130
Coach, Inc.(1)                                 15,000          570,750
Men's Wearhouse, Inc. (The)(1)                 45,000        1,233,450
Pacific Sunwear of California, Inc.(1)          9,000          202,050
----------------------------------------------------------------------
                                                           $ 2,276,380
----------------------------------------------------------------------
Semiconductor Equipment -- 2.7%
----------------------------------------------------------------------
ASM International N.V.(1)                      20,000      $   394,100
LTX Corp.(1)                                   20,000          513,200
Maxim Integrated Products, Inc.(1)             24,105        1,132,212
Pericom Semiconductor Corp.(1)                 16,000          245,920
SIPEX Corp.(1)                                 25,000          267,500
----------------------------------------------------------------------
                                                           $ 2,552,932
----------------------------------------------------------------------
Semiconductors -- 0.9%
----------------------------------------------------------------------
Actel Corp.(1)                                 15,000      $   365,250
Cirrus Logic, Inc.(1)                          20,000          509,200
----------------------------------------------------------------------
                                                           $   874,450
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Software Services -- 4.5%
----------------------------------------------------------------------
Advent Software, Inc.(1)                       25,000      $ 1,622,750
Akamai Technologies, Inc.(1)                   40,000          355,200
Embarcadero Technologies, Inc.(1)              26,000          574,860
Legato Systems, Inc.(1)                        25,000          396,750
SonicWALL, Inc.(1)                             25,000          568,750
StorageNetworks, Inc.(1)                       40,000          672,400
----------------------------------------------------------------------
                                                           $ 4,190,710
----------------------------------------------------------------------
Telecommunications - Services -- 3.4%
----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                      41,000      $   627,300
Alliance Fiber Optic Products, Inc.(1)          4,000           16,360
Catapult Communications Corp.(1)               20,000          453,000
Metro One Telecommunications, Inc.(1)          10,000          648,900
SBA Communications Corp.(1)                    25,000          582,000
Ulticom, Inc.(1)                               25,000          829,750
----------------------------------------------------------------------
                                                           $ 3,157,310
----------------------------------------------------------------------
Transportation -- 0.8%
----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)              40,000      $   765,200
----------------------------------------------------------------------
                                                           $   765,200
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $78,895,899)                           $92,952,988
----------------------------------------------------------------------

COMMERCIAL PAPER -- 2.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Household Finance Corp., 4.14%, 7/2/01       $  1,920      $ 1,919,779
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $1,919,779)                         $ 1,919,779
----------------------------------------------------------------------
Total Investments -- 102.0%
   (identified cost $80,815,678)                           $94,872,767
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.0)%                   $(1,883,246)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $92,989,521
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $80,815,678)                           $94,872,767
Cash                                            1,370
Receivable for investments sold               589,252
Dividends receivable                            2,505
Prepaid expenses                                  755
-----------------------------------------------------
TOTAL ASSETS                              $95,466,649
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 2,440,905
Payable to affiliate for Trustees' fees         2,669
Accrued expenses                               33,554
-----------------------------------------------------
TOTAL LIABILITIES                         $ 2,477,128
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $92,989,521
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $78,932,432
Net unrealized appreciation (computed on
   the basis of identified cost)           14,057,089
-----------------------------------------------------
TOTAL                                     $92,989,521
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
------------------------------------------------------
Interest                                  $     75,254
Dividends                                       36,486
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    111,740
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    288,149
Trustees' fees and expenses                      5,130
Custodian fee                                   33,566
Legal and accounting services                   15,129
Miscellaneous                                    1,508
------------------------------------------------------
TOTAL EXPENSES                            $    343,482
------------------------------------------------------

NET INVESTMENT LOSS                       $   (231,742)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(14,943,285)
------------------------------------------------------
NET REALIZED LOSS                         $(14,943,285)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $    924,372
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $    924,372
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(14,018,913)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(14,250,655)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (231,742) $        (263,922)
   Net realized gain (loss)                    (14,943,285)         6,114,497
   Net change in unrealized
      appreciation (depreciation)                  924,372        (15,749,298)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $    (14,250,655) $      (9,898,723)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     17,903,723  $      31,114,991
   Withdrawals                                 (15,092,398)       (24,610,799)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      2,811,325  $       6,504,192
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (11,439,330) $      (3,394,531)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    104,428,851  $     107,823,382
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     92,989,521  $     104,428,851
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       ----------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.75%(1)         0.74%        0.76%       0.76%       0.75%       0.76%
   Net investment income
      (loss)                            (0.51)%(1)       (0.23)%      (0.32)%     (0.26)%     (0.10)%      0.18%
Portfolio Turnover                         38%             136%         103%        116%        156%         91%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $92,990         $104,429     $107,823     $78,750     $77,969     $82,947
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to achieve growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For six months ended June 30, 2001, $397 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.625% of the Portfolio's average daily net assets. For the six months ended June 30, 2001, the fee amounted to $288,149. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $41,381,327 and $34,981,113, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $80,815,678
    -----------------------------------------------------
    Gross unrealized appreciation             $22,036,687
    Gross unrealized depreciation              (7,979,598)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $14,057,089
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2001.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2001, there were no outstanding obligations under these financial instruments.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

SPECIAL EQUITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant